UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21455
                                                     ---------

                     Dreman/Claymore Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                2455 Corporate West Drive, Lisle, IL     60532
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: October 31
                         --------------------

Date of reporting period: January 31, 2009
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

DREMAN/CLAYMORE DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

  NUMBER OF SHARES                                                                                             VALUE
---------------------------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS - 199.9%
                     COMMON STOCKS  - 86.0%
                     CONSUMER DISCRETIONARY - 0.1%
             4,600   Walt Disney Co. (The)                                                            $       95,128
                                                                                                      ---------------

                     CONSUMER STAPLES - 2.3%
           152,500   Altria Group, Inc.                                                                    2,522,350
                                                                                                      ---------------

                     ENERGY - 76.9%
           422,882   Anadarko Petroleum Corp.                                                             15,536,685
           183,600   Apache Corp.                                                                         13,770,000
           369,600   ARC Energy Trust (Canada)                                                             4,970,197
           326,704   Bonavista Energy Trust (Canada)                                                       4,795,655
           309,300   ConocoPhillips                                                                       14,701,029
           535,502   Crescent Point Energy Trust (Canada)                                                 10,559,379
           265,000   Devon Energy Corp.                                                                   16,324,000
            20,009   DHT Maritime, Inc. (Marshall Islands)                                                   124,256
            50,436   Enerplus Resources Fund (Canada)                                                      1,042,008
            42,801   Harvest Energy Trust (Canada)                                                           368,945
            24,200   Pengrowth Energy Trust - Class A (Canada)                                               201,102
            10,994   San Juan Basin Royalty Trust                                                            220,100
                                                                                                      ---------------
                                                                                                          82,613,356
                                                                                                      ---------------
                     FINANCIALS - 3.3%
             7,175   Apollo Investment Corp.                                                                  46,996
           250,000   Cypress Shapridge Investments, Inc. - REIT (a) (b)                                    2,000,000
            68,600   Hartford Financial Services Group, Inc.                                                 902,776
         2,090,015   Washington Mutual, Inc. (c)                                                              83,601
            25,425   Wells Fargo & Co.                                                                       480,533
             6,980   W.P. Stewart & Co. Ltd. (Bermuda) (c)                                                    20,940
                                                                                                      ---------------
                                                                                                           3,534,846
                                                                                                      ---------------
                     HEALTH CARE - 0.1%
             6,100   Pfizer, Inc.                                                                             88,938
                                                                                                      ---------------

                     INDUSTRIALS - 3.3%
             2,600   Caterpillar, Inc.                                                                        80,210
           288,606   Contrans Income Fund (Canada)                                                         1,258,793
           145,000   General Electric Co.                                                                  1,758,850
            52,400   New Flyer Industries, Inc. (Canada)                                                     443,984
                                                                                                      ---------------
                                                                                                           3,541,837
                                                                                                      ---------------
                     TOTAL COMMON STOCKS - 86.0%
                     (Cost $128,333,434)                                                                  92,396,455
                                                                                                      ---------------

                     PREFERRED STOCKS - 29.6%
                     CONSUMER DISCRETIONARY - 0.9%
            81,250   Red Lion Hotels Capital Trust, 9.500%                                                   934,375
                                                                                                      ---------------

                     CONSUMER STAPLES - 7.2%
           140,000   Dairy Farmers of America, 7.875% (a)                                                  7,748,132
                                                                                                      ---------------

                     FINANCIALS - 21.5%
           218,100   Axis Capital Holdings Ltd., Series A, 7.250% (Bermuda)                                3,696,795
            50,000   Axis Capital Holdings Ltd., Series B, 7.500% (Bermuda) (d)                            3,076,565
           131,200   Bank of America Corp. 6.700%                                                          1,341,520
            60,000   CIT Group, Inc., Series A, 6.350%                                                       420,000
           360,000   Endurance Specialty Holdings, Ltd., 7.750% (Bermuda)                                  5,839,200
         1,060,000   Fannie Mae, 6.750% (c)                                                                  837,400
         1,500,000   Fannie Mae, Series S, 8.250%  (c) (d) (e)                                             1,650,000
           200,000   Fannie Mae, Series E, 5.100% (c)                                                        256,260
            80,000   Fannie Mae, Series O, 7.000%  (c) (d)                                                   190,000
           280,000   Fannie Mae, Series P, 4.500% (c) (d)                                                    182,000
           100,000   Freddie Mac, Series O, 5.810% (c)                                                       106,500
            25,000   Freddie Mac, Series T, 6.420% (c)                                                        25,875
           242,000   Odyssey Re Holdings Corp., Series A, 8.125%                                           4,477,000
           577,400   Scottish Re Group Ltd., 7.250% (Cayman Islands) (d) (c)                                 981,580
                                                                                                      ---------------
                                                                                                          23,080,695
                                                                                                      ---------------
                     TOTAL PREFERRED STOCKS - 29.6%
                     (Cost $150,702,826)                                                                  31,763,202
                                                                                                      ---------------

                     CONVERTIBLE PREFERRED STOCKS - 6.2%
                     FINANCIALS - 6.2%
           225,000   CIT Group, Inc. 8.750%                                                                4,574,250
               505   Fannie Mae, 5.375% (c)                                                                  631,250
         1,500,000   Fannie Mae, Series 08-1, 8.750% (c)                                                   1,425,000
                                                                                                      ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS                                                    6,630,500
                     (Cost $136,081,000)                                                              ---------------


                                                                                      OPTIONAL
  PRINCIPAL AMOUNT                                                             CALL PROVISIONS
---------------------------------------------------------------------------------------------------------------------
                     CORPORATE BONDS - 21.2%
                     ENERGY - 0.2%
         $ 500,000   Connacher Oil and Gas Ltd.,BB+, 10.250%, 12/15/15          12/15/11 @ 105               190,000
                     (Canada) (a)                                                                     ---------------

                     FINANCIALS - 21.0%
         6,000,000   Barclays Bank PLC, A, 8.550%, 9/15/49                       6/15/11 @ 100             2,701,320
                     (United Kingdom) (a) (d)
        13,354,000   Old Mutual Capital Funding LP,NR, 8.000%, 5/29/49           3/22/09 @ 100             4,807,440
                     (Channel Islands)
         2,000,000   Preferred Term Securities XI Ltd., NR
                     Subordinate Income Notes 0.000%, 9/24/33 (a) (c)                      N/A                     -
         3,000,000   Preferred Term Securities XIX Ltd., NR
                     Subordinate Income Notes 0.000%, 12/22/35 (a) (c)                     N/A               129,600
         2,000,000   Preferred Term Securities XX Ltd., NR
                     Subordinate Income Notes 0.000%, 3/22/38 (a) (c)                      N/A                18,200
         2,000,000   Preferred Term Securities XXI Ltd., NR
                     Subordinate Income Notes 0.000%, 3/22/38 (c)                          N/A                 1,000
        31,000,000   Prudential PLC, A-, 6.500%, 6/29/49 (United Kingdom) (d)    3/23/09 @ 100            14,907,683
                                                                                                      ---------------
                                                                                                          22,565,243
                                                                                                      ---------------
                     TOTAL CORPORATE BONDS - 21.2%
                     (Cost $59,458,192)                                                                   22,755,243
                                                                                                      ---------------
  NUMBER OF SHARES
---------------------------------------------------------------------------------------------------------------------
                     EXCHANGE-TRADED FUNDS - 12.1%
                     FINANCIALS - 12.1%
         1,410,100   Financial Select Sector SPDR Fund
                     (Cost $36,397,170)                                                                   13,029,324
                                                                                                      ---------------

                     LIMITED PARTNERSHIP - 0.4%
                     REAL ESTATE - 0.4%
           400,000   Kodiak Funding, LP (b)
                     (Cost $3,562,000)                                                                       400,000
                                                                                                      ---------------

                     SHORT-TERM INVESTMENTS - 44.4%
        47,717,485   Dreyfus Money Market Bond Fund (f)
                     (Cost $47,717,485)                                                                   47,717,485
                                                                                                      ---------------

                     TOTAL INVESTMENTS - 199.9%
                     (Cost $562,252,107)                                                                 214,692,209
                     Liabilities in excess of Other Assets - (6.8%)                                       (7,272,165)
                     Preferred Shares, at Liquidation Value - (93.1% of Net Assets Applicable
                     to Common Shares or 46.6% of Total Investments) (g)                                (100,000,000)
                                                                                                      ---------------
                     NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                                  $  107,420,044
                                                                                                      ===============

--------------------------------------------------------------------------------

LP - Limited Partnership
REIT - Real Estate Investment Trust

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to 11.9% of net assets applicable to common shares.
(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $2,400,000 which represents 2.2% of Net Assets Applicable to Common Shares.
(c)  Non-income producing security.
(d)  Floating or variable rate security.
(e) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(f) Includes $15,025,000 segregated for the announced redemption of $15,000,000 of auction market preferred shares.
(g) Reflects the announced redemption and defeasance of $15,000,000 of auction market preferred shares on January 29, 2009.

Ratings shown are per Standard & Poor's; securities classified NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

At January 31, 2009, the following futures contracts were outstanding:

                                                                                                                 UNREALIZED
                      SHORT          NUMBER OF        EXPIRATION          ORIGINAL               VALUE AT     APPRECIATION/
                  CONTRACTS          CONTRACTS             MONTH             VALUE       JANUARY 31, 2009     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Future                              38            Mar-09       $ 8,444,694            $ 7,813,750         $ 630,944
                                                                                                                  ---------
                                                                                                                  $ 630,944
                                                                                                                  =========

                                    % of Total
Country Breakdown*                 Investments
-----------------------------------------------
United States                            72.0%
Canada                                   11.1%
United Kingdom                            8.2%
Bermuda                                   5.9%
Channel Island                            2.2%
Cayman Islands                            0.5%
Marshall Islands                          0.1%
-----------------------------------------------

* Subject to change daily.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of January 31, 2009 were as follows:

DESCRIPTION                                   SECURITIES          DERIVATIVES               TOTAL
                                              ----------          -----------               -----
(value in $000s)
Assets:
Level 1                                        $ 189,537               $   -            $ 189,537
Level 2                                           22,755                 631               23,386
Level 3                                            2,400                   -                2,400
                                               ---------               -----            ---------
Total                                          $ 214,692               $ 631            $ 215,323
                                               =========               =====            =========

Liabilities:
Level 1                                        $       -               $   -            $       -
Level 2                                                -                   -                    -
Level 3                                                -                   -                    -
                                               ---------               -----            ---------
Total                                          $       -               $   -            $       -
                                               =========               =====            =========


LEVEL 3 HOLDINGS                              SECURITIES          DERIVATIVES               TOTAL
                                              ----------          -----------               -----
Beginning Balance at 10/31/08                  $   2,900               $   -            $   2,900
Total Realized Gain/Loss                               -                   -                    -
Change in Unrealized Gain/Loss                      (500)                  -                 (500)
Net Purchases and Sales                                -                   -                    -
Net Transfers In/Out                                   -                   -                    -
                                               ---------               -----            ---------
Ending Balance at 1/31/09                      $   2,400               $   -            $   2,400
                                               =========               =====            =========

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreman/Claymore Dividend & Income Fund
--------------------------------------------------------------------------------

By:     /s/ J. Thomas Futrell
        ------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   March 25, 2009
        ------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ J. Thomas Futrell
        ------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   March 25, 2009
        ------------------------------------------------------------------------

By:     /s/ Steven M. Hill
        ------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date:   March 25, 2009
        ------------------------------------------------------------------------